Loans Receivable (Primary Segments of the Loan Portfolio) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Individually Evaluated for Impairment	$ 11,431	$ 7,591
Collectively Evaluated for Impairment	190,998	172,405
Total	202,429	179,996
Real Estate: [Member]
Individually Evaluated for Impairment	11,416	7,513
Collectively Evaluated for Impairment	160,284	150,129
Total	171,700	157,642
One-to-four-family [Member]
Individually Evaluated for Impairment	10,797	6,841
Collectively Evaluated for Impairment	85,742	94,486
Total	96,539	101,327
Multi-family [Member]
Collectively Evaluated for Impairment	21,241	14,319
Total	21,241	14,319
Non-residential [Member]
Collectively Evaluated for Impairment	43,401	30,753
Total	43,401	30,753
Construction [Member]
Collectively Evaluated for Impairment	398	310
Total	398	310
Home equity and second mortgages [Member]
Individually Evaluated for Impairment	619	672
Collectively Evaluated for Impairment	9,502	10,261
Total	10,121	10,933
Commercial [Member]
Individually Evaluated for Impairment	15	73
Collectively Evaluated for Impairment	30,631	22,191
Total	30,646	22,264
Consumer [Member]
Individually Evaluated for Impairment		5
Collectively Evaluated for Impairment	83	85
Total	$ 83	$ 90